Note 15 - Business Segment Information (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Waste Management Services [Member]
Increase (Decrease) in Total Assets	$ 1.0
Golf and Related Operations [Member]
Increase (Decrease) in Total Assets	3.6
Corporate Segment [Member]
Increase (Decrease) in Total Assets	$ 10.6
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	2	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk, Percentage	14.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member] | Waste Management Services [Member]
Concentration Risk, Percentage	14.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage		8.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member] | Waste Management Services [Member]
Concentration Risk, Percentage		8.00%
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | Waste Management Services [Member]
Number of Major Customers	2	1
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | Two Customers [Member]
Concentration Risk, Percentage	22.00%
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | Two Customers [Member] | Waste Management Services [Member]
Concentration Risk, Percentage	22.00%
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member]
Concentration Risk, Percentage		13.00%
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member] | Waste Management Services [Member]
Concentration Risk, Percentage		13.00%